Provisions - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	May 13, 2019 USD ($)	May 13, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statement [LineItems]
Provisions			$ 911	$ 1,918	$ 2,400
Provisions made			305	535
income tax liabilities			$ 573
AB inBev [member]
Statement [LineItems]
Provisions				$ 230
Provisions made	$ 226	€ 200